DEBT - Debt Narrative (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Weighted average interest rate	3.50%	3.35%
Description of variable rate basis	LIBOR
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%	0.70%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate	3.30%	4.00%